Note 14 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands			12 Months Ended
		Feb. 26, 2004	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture	[1]		$ 63,712	$ 53,200
Shareholder loans [member]
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture			$ 144,800
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			44.00%
Amount charged for contributions to a joint venture			$ 63,712
Interest earned from advance to joint venture			$ 567
Minera Juanicipio, S.A. de C.V. [member] | Libor rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis			2.00%
Fresnillo PLC [member] | Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			56.00%
Fresnillo PLC [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Fresnillo investment in MAG Silver Corp. common shares			10.30%
Cascabel and IMDEX [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions			$ 78	$ 102
Cascabel [member] | Cinco de Mayo property [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage		2.50%
Percentage interest in acquisition of mineral property		100.00%

[1]	During the year, Fresnillo and the Company advanced $144,800 as shareholder loans (MAG's 44% share $63,712) to Minera Juanicipio, bearing interest at Libor + 2%. The interest accrued within Minera Juanicipio was capitalized to 'Mineral Interests, plant and equipment' and the interest recorded by the Company on the loan totaling $567 has therefore been credited to the Investment in Juanicipio account as an eliminating related party entry (see Note 14).